Derivative Instruments (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative assets, fair value
Netting					$ (383,000)
Total derivative assets	37,177,000		37,177,000		27,290,000	5,460,000
Derivative liabilities:
Netting					(312,000)
Total derivative liabilities	27,445,000		27,445,000		509,000
Change in fair value of mortgage loans held for sale at fair value
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Net gains (losses) on derivative financial instruments	94,202,000	(23,526,000)	106,518,000	(25,488,000)	(67,983,000)	(10,797,000)	252,000
Amortization, impairment and changes in estimated fair value of mortgage servicing rights
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Net gains (losses) on derivative financial instruments	1,291,000	0	1,291,000	0	1,324,000
Not designated as hedging instrument
Derivative assets, fair value
Total derivatives before netting					26,908,000	5,460,000
Netting					(382,000)
Total derivative assets	37,177,000		37,177,000		27,290,000	5,460,000
Derivative liabilities:
Total derivative liabilities not offset against collateral					821,000
Netting					(312,000)
Total derivative liabilities	27,445,000		27,445,000		509,000
Not designated as hedging instrument | Interest rate lock commitments
Derivative instruments
Notional amount	1,767,314,000		1,767,314,000		1,576,174,000	325,091,000
Derivative assets, fair value
Total derivatives before netting					23,951,000	7,905,000
Derivative liabilities:
Total derivative liabilities not offset against collateral					11,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance end of period	1,767,314,000		1,767,314,000		1,576,174,000	325,091,000
Not designated as hedging instrument | Forward contracts | Purchases
Derivative instruments
Notional amount	2,071,590,000		2,071,590,000		1,021,981,000	130,900,000	2,908,000
Derivative assets, fair value
Total derivatives before netting					1,487,000	2,000
Derivative liabilities:
Total derivative liabilities not offset against collateral					231,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period				130,900,000	130,900,000	2,908,000
Additions					19,425,777,000	978,395,000	98,149,000
Dispositions/expirations					(18,534,696,000)	(850,403,000)	(95,241,000)
Balance end of period	2,071,590,000		2,071,590,000		1,021,981,000	130,900,000	2,908,000
Not designated as hedging instrument | Forward contracts | Sales
Derivative instruments
Notional amount	4,226,940,000		4,226,940,000		2,621,948,000	510,569,000	27,700,000
Derivative assets, fair value
Total derivatives before netting					503,000	(2,531,000)
Derivative liabilities:
Total derivative liabilities not offset against collateral					579,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period				510,569,000	510,569,000	27,700,000
Additions					29,394,503,000	1,975,563,000	195,719,000
Dispositions/expirations					(27,283,124,000)	(1,492,694,000)	(168,019,000)
Balance end of period	4,226,940,000		4,226,940,000		2,621,948,000	510,569,000	27,700,000
Not designated as hedging instrument | MBS call options
Derivative instruments
Notional amount	625,000,000		625,000,000		500,000,000	32,000,000	2,000,000
Derivative assets, fair value
Total derivatives before netting					967,000	84,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period				32,000,000	32,000,000	2,000,000
Additions					2,183,000,000	105,500,000	27,000,000
Dispositions/expirations					(1,715,000,000)	(75,500,000)	(25,000,000)
Balance end of period	$ 625,000,000		$ 625,000,000		$ 500,000,000	$ 32,000,000	$ 2,000,000